Equity and share capital (Tables)	12 Months Ended
Jun. 30, 2012
Stockholders Equity Note [Abstract]
Schedule of weighted average assumptions used for Stock option plan

	Year ended	Year ended
	June 30,	June 30,
	2012	2011

Risk free interest rate	1.09%	1.64%
Expected life	2.80 years	3 years
Expected volatility (i)	80%	80%
Expected dividend per share	$Nil	$Nil
Forfeiture rate	5%	5%

(i) Expected volatility has been based on historical volatility of the Company’s publicly traded shares.

Schedule of option transactions under stock option plan

	Year ended June 30,		Year ended June 30,
		2012		2011
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
		$		$

Balance, beginning of period	5,466,325	$1.14	4,705,715	$1.09
Options granted	1,790,000	$1.27	1,175,000	$1.38
Options exercised	(211,101)	$0.79	(79,500)	$0.72
Options forfeited	(73,649)	$1.30	(124,890)	$0.95
Options expired	(749,610)	$2.40	(210,000)	$1.61
Balance, end of period	6,221,965	$1.03	5,466,325	$1.14

Schedule of information stock options outstanding and exercisable

		Options outstanding		Options exercisable
		Weighted		Weighted
		average	Options	average
		remaining	outstanding	remaining
Exercise	Options	contractual	and	contractual
price	outstanding	life (years)	exercisable	life (years)
$

$0.85	25,000	0.22	25,000	0.22
$0.86	400,000	0.25	400,000	0.25
$0.78	400,000	0.42	400,000	0.42
$0.79	400,000	0.62	400,000	0.62
$0.65	1,121,215	1.58	1,121,215	1.58
$1.15	1,015,110	2.62	1,015,110	2.62
$1.38	1,050,140	3.61	735,140	3.61
$1.60	20,500	3.95	20,500	3.95
$1.27	75,000	4.37	25,000	4.37
$1.03	650,000	4.54	166,667	4.54
$1.19	1,065,000	4.62	300,000	4.62
	6,221,965	2.74	4,608,632	2.16

Weighted average exercise price	$1.03		$0.98

Schedule of continuity of warrants

		Weighted		Weighted
		average		average
	Warrants	exercise		remaining
	outstanding	price	Expiry date	life (years)
		$
Balance, July 1, 2010	2,000,000	1.80	September 24, 2010	0.24
Issued	4,542,500	1.80	December 23, 2012	1.48
Issued	544,050	1.40	December 23, 2012	1.48
Expired	(2,541)	1.80
Exercised	(10,000)	1.80
Balance, June 30, 2011	7,074,009	1.77		1.13
Expired	(1,997,459)	1.80
Exercised	(3,750)	1.80
Balance, June 30, 2012	5,072,800	1.76		0.48